Note 22 - Income Tax - Gross Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Gross net operating loss carry forward	$ 4,664	$ 5,632
Gross net operating loss not recognized	104	65
Net operating loss carry foward	4,560	5,567
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	1,796	1,922
Gross capital loss not recognized	1,796	1,922
Net capital loss carry forward	0	0
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Gross net operating loss carry forward	1,395	3,059
Gross net operating loss not recognized	926	924
Net operating loss carry foward	469	2,135
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	0	1,698
Gross capital loss not recognized	0	1,698
Net capital loss carry forward	0	0
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Gross net operating loss carry forward	60,891	53,997
Gross net operating loss not recognized	43,003	32,091
Net operating loss carry foward	17,888	21,906
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	6,483	6,876
Gross capital loss not recognized	6,483	6,876
Net capital loss carry forward	$ 0	$ 0